CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS.
Schedule of cash and cash equivalents

By item	12.31.2020	12.31.2019
	ThCh$	ThCh$
Cash	339,628	2,331,714
Bank balances	82,997,449	51,176,617
Other fixed rate instruments	226,193,622	104,059,655
Total cash and cash equivalents	309,530,699	157,567,986

By currency	12.31.2020	12.31.2019
	ThCh$	ThCh$
USD	21,332,268	16,733,249
EUR	223,449	9,722
ARS	14,821,502	3,830,199
CLP	201,936,140	78,420,966
PGY	21,688,915	12,383,873
BRL	49,528,425	46,189,977
Cash and cash equivalents	309,530,699	157,567,986